ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Narrative) (Details) - CAD ($)	1 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Disclosure of trade and other payables [abstract]
Aggregate proceeds from flow-through share private placements		$ 4,210,000
Additional Part XII.6 tax	$ 59,693
Part XII.6 tax payable			$ 93,000	$ 0
Indemnification obligation			427,000
Provision for liability			$ 520,000